Income and Expenses - Schedule of Total Tax (Expense) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Current income tax expense	SFr (13)	SFr (130)	SFr (127)
Deferred tax income (expense)	199	290	20
Total tax benefit (expense)	SFr 186	SFr 160	SFr (107)